UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21222

Eaton Vance Insured Florida Plus Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Florida Municipal Bond Fund (1)	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.1%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.0%
$200	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/25 (2) (3)	$202,028
600	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.68%, 7/1/37 (2) (3)	560,616
		$762,644
Escrowed/Prerefunded — 6.0%
$1,050	Highlands County Health Facilities Authority, (Adventist Health), Prerefunded to 11/15/12, 5.25%, 11/15/23	$1,137,234
1,000	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), Prerefunded to 2/1/13, 5.25%, 11/15/33	1,086,790
		$2,224,024
Hospital — 10.7%
$490	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$466,828
500	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	485,055
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	912,210
1,160	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	1,127,114
1,000	South Miami Health Facility Authority, (Baptist Health), 5.00%, 8/15/42 (4)	990,995
		$3,982,202
Industrial Development Revenue — 5.6%
$1,960	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,074,092
		$2,074,092
Insured-Electric Utilities — 11.0%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,533,705
1,600	Jacksonville Electric Authority, Electric System Revenue, (FSA), 4.75%, 10/1/34	1,601,808
1,000	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	987,110
		$4,122,623
Insured-Escrowed/Prerefunded — 17.9%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,148,584
2,250	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (4)	2,415,637
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (4)	3,121,673
		$6,685,894
Insured-General Obligations — 9.2%
$1,345	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$1,380,790
2,000	Florida Board of Education, Capital Outlay, (Public Education), Series A, (MBIA), 5.00%, 6/1/32	2,053,220
		$3,434,010
Insured-Other Revenue — 5.5%
$2,000	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	$2,049,620
		$2,049,620
Insured-Pooled Loans — 3.9%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$752,932
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	712,211
		$1,465,143

Insured-Private Education — 9.1%
$2,500	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	$2,566,625
400	Orange County Educational Facilities Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/32	424,000
400	Orange County Educational Facilities Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/37	422,624
		$3,413,249
Insured-Public Education — 4.6%
$1,700	Florida Gulf Coast University Financing Corporation, (MBIA), 4.75%, 8/1/32	$1,704,573
		$1,704,573
Insured-Sewer Revenue — 2.7%
$1,000	Pinellas County Sewer, (FSA), 5.00%, 10/1/32	$1,026,800
		$1,026,800
Insured-Special Assessment Revenue — 7.6%
$2,780	Julington Creek Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,844,440
		$2,844,440
Insured-Special Tax Revenue — 38.5%
$1,250	Cape Coral, Utility Improvements Assessment, (Southwest 5 & Surfside Areas), (MBIA), 4.75%, 9/1/28	$1,237,750
1,500	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (4)	1,505,475
500	Dade County, Special Obligation, Residual Certificates, (AMBAC), Variable Rate, 7.555%, 10/1/35 (2) (3)	505,475
1,500	Jacksonville, Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,530,045
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,326,841
3,750	Jacksonville, Transportation Revenue, (MBIA), 5.00%, 10/1/31	3,807,975
600	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	144,018
8,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,542,240
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	227,102
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	879,741
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	262,102
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	492,651
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	293,058
1,120	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/20	639,016
		$14,393,489
Insured-Transportation — 13.4%
$1,560	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	$1,533,917
1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	1,479,870
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	737,562
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	846,456
1,000	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	411,040
		$5,008,845
Insured-Utilities — 4.2%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32 (5)	$1,584,550
		$1,584,550
Insured-Water and Sewer — 19.8%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,006,290
1,500	Jacksonville Electric Authority, Water and Sewer System, (MBIA), 4.75%, 10/1/30	1,505,490
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,055,140
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,023,070
1,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	399,900
1,455	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	367,286
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,045,220
		$7,402,396

Insured-Water Revenue — 1.4%
$500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.67%, 10/1/27 (2) (6)	$515,925
		$515,925
Total Tax-Exempt Investments — 173.1% (identified cost $63,194,850)		$64,694,519
Other Assets, Less Liabilities — (12.9)%		$(4,818,275)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.2)%		$(22,500,000)
Net Assets Applicable to Common Shares— 100.0%		$37,376,244

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 86.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 48.4% of total investments.

(1)	Effective January 1, 2008, the Fund changed its name to Eaton Vance Insured Florida Plus Municipal Bond Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $1,784,044 or 4.8% of the Fund’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	25 U.S. Treasury Bond	Short	$(2,941,514)	$(2,909,375)	$32,139

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$13,595
Merrill Lynch Capital Services, Inc.	$2,000,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(120,970)
Morgan Stanley Capital Services, Inc.	$900,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(52,690)
					$(160,065)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,045,708
Gross unrealized appreciation	$2,058,125
Gross unrealized depreciation	(544,314)
Net unrealized appreciation	$1,513,811

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Plus Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 27, 2008